INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS [Abstract]
Schedule of short term investments
	As of December 31,2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments
Structured deposits	71,306	-	(1,124)	-	70,182

	As of December 31,2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Assets
Short-term investments
Structured deposits	45,540	-	-	-	45,540	7,030

Schedule of long term investments
	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$
Cost Method Investments
Private companies	5,114	31,351	4,840
Limited partnerships	1,538	8,092	1,249
Cost of cost method investments	6,652	39,443	6,089
Impairment loss on equity investment	-	(5,000)	(772)
Carrying amount of cost method investments	6,652	34,443	5,317

Equity Method Investments
Private company	-	5,500	849
Limited partnership	-	20,796	3,210
Cost of equity method investments	-	26,296	4,059
Loss from equity method investment	-	(407)	(63)
Carrying amount of equity method investments	-	25,889	3,996

Total carrying amount of long-term investments	6,652	60,332	9,314